FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures,” provides a framework for measuring fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Asset Valuation Techniques — Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value.

Mechanics Bancorp Class A Common Stock — Valued at the closing price reported on the active market on which the individual securities are traded, Nasdaq.

Mutual Funds — Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Stable Value Fund — Galliard Stable Return Fund C is composed primarily of fully benefit-responsive investment contracts and is reported at fair value using NAV as a practical expedient. The Galliard Stable Return Fund C calculates NAV per share in a manner consistent with the measurement principles in ASC 946, “Financial Services — Investment Companies.” Those measurement principles indicate that, in the determination of a stable value fund’s NAV, the relevant measurement is net assets, which include the fully benefit responsive investment contracts held by the fund at contract value. This NAV represents the Plan’s fair value since this is the NAV at which the Plan transacts with the fund. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a significantly different fair value measurement at the reporting date.
The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024:

	December 31, 2025
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mechanics Bancorp Class A common stock	$2,214,894	$—	$—	$2,214,894
Mutual funds	159,261,879	—	—	159,261,879
Total	$161,476,773	$—	$—	161,476,773
Investments measured at NAV (1)				11,535,876
Total investments				$173,012,649

	December 31, 2024
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mechanics Bancorp Class A common stock	$2,137,585	$—	$—	$2,137,585
Mutual funds	162,919,000	—	—	162,919,000
Total	$165,056,585	$—	$—	165,056,585
Investments measured at NAV (1)				11,889,222
Total investments				$176,945,807
(1)Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation of the fair value hierarchy to the investments at fair value line item presented in the statement of net assets available for benefits.
A summary of the Plan’s investments at December 31, 2025 and 2024, where fair value is estimated based on the NAV is presented below:

Investment	2025 Fair Value	2024 Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Restrictions	Notice Period

Galliard Stable Return Fund C	$11,535,876	$11,889,222	$—	Same day	None	None